Receivables (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables	$ 2,449,199	$ 1,133,400
Other receivables	1,493,979	643,051
Accounts and Other Receivables Gross Current	3,943,178	1,776,451
Less allowance for doubtful accounts	(16,497)	(42,709)
Accounts and Other Receivables	$ 3,926,681	$ 1,733,742